Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000002934
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Keeley Small Cap Fund - Class AAA
C000002933
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Keeley Small Cap Fund - Class C
Average Annual Return, Percent	17.16%		39.99%	8.99%	12.56%
C000061068
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Keeley Small Cap Fund - Class I
C000002931
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Keeley Small Cap Fund - Class A
Average Annual Return, Percent	13.83%		36.41%	8.91%	12.82%
C000002912
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Balanced Fund - Class AAA
C000002914
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Balanced Fund - Class C
Average Annual Return, Percent	(1.99%)		4.64%	3.94%	5.55%
C000061063
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Balanced Fund - Class I
C000002911
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Balanced Fund - Class A
Average Annual Return, Percent	(4.60%)		2.16%	3.89%	5.79%
C000002922
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Convertible Securities Fund - Class AAA
C000002921
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Convertible Securities Fund - Class C
Average Annual Return, Percent	(3.19%)		17.83%	1.35%	7.24%
C000061065
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Convertible Securities Fund - Class I
C000002919
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Convertible Securities Fund - Class A
Average Annual Return, Percent	(5.80%)		14.96%	1.27%	7.49%
C000002918
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Equity Fund - Class AAA
C000002916
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Equity Fund - Class C
Average Annual Return, Percent	13.05%		18.40%	7.77%	9.04%
C000061064
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Equity Fund - Class I
C000002917
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Equity Fund - Class A
Average Annual Return, Percent	(4.31%)		0.30%	4.69%	7.76%
C000002928
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Mighty Mites Fund - Class AAA
C000002930
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Mighty Mites Fund - Class C
Average Annual Return, Percent	5.82%		25.43%	4.18%	7.68%
C000061067
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Mighty Mites Fund - Class I
C000002927
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TETON Westwood Mighty Mites Fund - Class A
Average Annual Return, Percent	2.93%		22.24%	4.11%	7.93%
Without Sales Load [Member] | C000002934
Average Annual Return [Line Items]
Average Annual Return, Percent	18.55%		42.02%	9.81%	13.41%
Without Sales Load [Member] | C000002933
Average Annual Return [Line Items]
Average Annual Return, Percent	18.16%		40.99%	8.99%	12.56%
Without Sales Load [Member] | C000061068
Average Annual Return [Line Items]
Average Annual Return, Percent	18.68%		42.40%	10.09%	13.69%
Without Sales Load [Member] | C000002931
Average Annual Return [Line Items]
Average Annual Return, Percent	18.57%		42.10%	9.81%	13.28%
Without Sales Load [Member] | C000002912
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.62%)		6.46%	4.74%	6.34%
Without Sales Load [Member] | C000002914
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.00%)		5.64%	3.94%	5.55%
Without Sales Load [Member] | C000061063
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.51%)		6.73%	5.00%	6.62%
Without Sales Load [Member] | C000002911
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.60%)		6.42%	4.74%	6.23%
Without Sales Load [Member] | C000002922
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.94%)		19.67%	2.10%	8.06%
Without Sales Load [Member] | C000002921
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.22%)		18.83%	1.35%	7.24%
Without Sales Load [Member] | C000061065
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.77%)		20.01%	2.35%	8.33%
Without Sales Load [Member] | C000002919
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.88%)		19.76%	2.10%	7.93%
Without Sales Load [Member] | C000002918
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.31%)		4.59%	5.56%	8.33%
Without Sales Load [Member] | C000002916
Average Annual Return [Line Items]
Average Annual Return, Percent	14.05%		19.40%	7.77%	9.04%
Without Sales Load [Member] | C000061064
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.19%)		4.83%	5.82%	8.60%
Without Sales Load [Member] | C000002917
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.33%)		4.48%	5.55%	8.20%
Without Sales Load [Member] | C000002928
Average Annual Return [Line Items]
Average Annual Return, Percent	7.23%		27.36%	4.97%	8.50%
Without Sales Load [Member] | C000002930
Average Annual Return [Line Items]
Average Annual Return, Percent	6.82%		26.43%	4.18%	7.68%
Without Sales Load [Member] | C000061067
Average Annual Return [Line Items]
Average Annual Return, Percent	7.35%		27.74%	5.23%	8.77%
Without Sales Load [Member] | C000002927
Average Annual Return [Line Items]
Average Annual Return, Percent	7.22%		27.33%	4.96%	8.37%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%		25.72%	3.77%	9.88%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%		25.72%	3.77%	9.88%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%		25.72%	3.77%	9.88%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%		25.72%	3.77%	9.88%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)		17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)		17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)		17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)		17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)		17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)		17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)		17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)		17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)		17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)		17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)		17.80%	12.06%	14.16%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.79%)		17.80%	12.06%	14.16%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%		25.72%	3.77%	9.88%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%		25.72%	3.77%	9.88%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%		25.72%	3.77%	9.88%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%		25.72%	3.77%	9.88%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.37%		28.09%	5.79%	9.61%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.37%		28.09%	5.79%	9.61%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.37%		28.09%	5.79%	9.61%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.37%		28.09%	5.79%	9.61%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.80%)		12.22%	7.33%	9.21%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.69%		3.86%	0.24%	1.79%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.80%)		12.22%	7.33%	9.21%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.69%		3.86%	0.24%	1.79%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.80%)		12.22%	7.33%	9.21%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.69%		3.86%	0.24%	1.79%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.80%)		12.22%	7.33%	9.21%
Bloomberg US Government / Credit Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.69%		3.86%	0.24%	1.79%
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.77%		25.04%	5.22%	11.80%
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.77%		25.04%	5.22%	11.80%
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.77%		25.04%	5.22%	11.80%
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.77%		25.04%	5.22%	11.80%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%		15.87%	9.43%	10.58%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%		15.87%	9.43%	10.58%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%		15.87%	9.43%	10.58%
Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%		15.87%	9.43%	10.58%
Dow Jones U.S. Micro-Cap Total Stock Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.33%)		32.48%	(2.48%)	7.45%
Dow Jones U.S. Micro-Cap Total Stock Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.33%)		32.48%	(2.48%)	7.45%
Dow Jones U.S. Micro-Cap Total Stock Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.33%)		32.48%	(2.48%)	7.45%
Dow Jones U.S. Micro-Cap Total Stock Market Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.33%)		32.48%	(2.48%)	7.45%